Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 27,983	$ 24,807